Fair Value - Level 3 Fair Value Measurements (Details)	Feb. 08, 2023	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.91	5.21	3.15
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		3.96	3.96
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5.00	1.1	2.8
Term | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		5.0	5.0
Term | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		5.0	5.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.700	0.734	0.706
Expected volatility | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.75	0.75
Expected volatility | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.75	0.75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0382	0.045	0.008
Risk-free interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0412	0.0412
Risk-free interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0475	0.0475
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0	0
Expected dividend yield | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0	0
Expected dividend yield | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0	0
Probability weighting | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.61	0.61
Probability weighting | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.39	0.39
Probability weighting | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.61	0.61
Probability weighting | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.39	0.39
Interest rate | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0399	0.0399
Interest rate | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.0399	0.0399
Time to conversion | SAFE Warrant, Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.1	0.1
Time to conversion | SAFE Warrant, Long Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input		0.8	0.8
Time to conversion | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.1	0.1
Time to conversion | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.8	0.8
Liquidity price | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		1	1
Liquidity price | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.90	0.90
Discount rate | Near Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.247	0.247
Discount rate | Long-Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives liability, measurement input		0.247	0.247